Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill
Goodwill	$ 65,710	$ 48,496
Goodwill arising from acquisitions during the year	8,709	17,214
Goodwill	74,419	65,710
Marketing Solutions
Goodwill
Goodwill	49,621	48,496
Goodwill arising from acquisitions during the year	3,403	1,125
Goodwill	53,024	49,621
Enterprise Solutions
Goodwill
Goodwill	16,089
Goodwill arising from acquisitions during the year	5,306	16,089
Goodwill	$ 21,395	$ 16,089